Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of The Reconciliation of Liabilities To The Cash Flows From Financing Activities
The reconciliation of liabilities to the cash flows from financing activities required to be disclosed in accordance with IAS 7.44 is as follows:

			Non-cash changes
€ thousand	Balance as of Jan. 1, 2021	Changes arising from cash flows	Additions	Disposals	Unpaid interest	FX	Reclassifications	Balance as of Dec. 31, 2021
Short-term loans	0	0	7,500	(7,500)	0	0	0	0
Lease liabilities	7,956	(1,056)	1,951	0	0	176	0	9,027
Total	7,956	(1,056)	9,451	(7,500)	0	176	0	9,027

			Non-cash changes
€ thousand	Balance as of Jan. 1, 2020	Changes arising from cash flows	Additions	Disposals	Unpaid interest	FX	Reclassifications	Balance as of Dec. 31, 2020
Convertible bonds	0	5,000	5,000	0	500	0	(5,500)	0
Short-term loans	0	0	2,500	(2,500)	0	0	0	0
Lease liabilities	6,762	(675)	1,947	0	0	(78)	0	7,956
Total	6,762	4,325	9,447	(2,500)	500	(78)	(5,500)	7,956

			Non-cash changes
€ thousand	Balance as of Jan. 1, 2019	Changes arising from cash flows	Additions	Disposals	Unpaid interest	FX	Reclassifications	Balance as of Dec. 31, 2019
Lease liabilities	11	(439)	7,190	0	0	0	0	6,762